Aircraft Impairment Charges and Fair Value Adjustments on Flight Equipment Sold or to be Disposed of (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2012 item	Sep. 30, 2011 item	Sep. 30, 2012 item	Sep. 30, 2011 item	Dec. 31, 2011 item	Dec. 31, 2010 item	Dec. 31, 2009 item
Impairment charges and fair value adjustments on flight equipment sold or to be disposed of
Aircraft impaired or adjusted	15	2	23	27	30	77	7
Impairment Charges and Fair Value Adjustments	$ 35,932	$ 9,945	$ 88,059	$ 158,332	$ 170,328	$ 552,762	$ 35,448
Aircraft likely to be sold or sold
Impairment charges and fair value adjustments on flight equipment sold or to be disposed of
Aircraft impaired or adjusted	5	2	9	16	17	15	5
Impairment Charges and Fair Value Adjustments	5,200	10,100	43,000	159,500	163,100	155,100	24,900
Held for sale or disposal, number of previously impaired aircraft			1
Held for sale aircraft sold or transferred from held for sale back to flight equipment under operating leases
Impairment charges and fair value adjustments on flight equipment sold or to be disposed of
Aircraft impaired or adjusted	4		4	10	10	60	2
Impairment Charges and Fair Value Adjustments	4,100	(200)	4,100	(3,700)	(3,700)	372,100	10,500
Aircraft intended to be or designated for part-out
Impairment charges and fair value adjustments on flight equipment sold or to be disposed of
Aircraft impaired or adjusted	6		10	1	3	2
Impairment Charges and Fair Value Adjustments	$ 26,600		$ 40,900	$ 2,500	$ 10,900	$ 25,600
Engines impaired or adjusted	9		13